Derivative financial instruments (Details 2) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets
Equity - Total Return Swap (TRS)	$ 17,882	$ 145
Interest rate contracts – Futures	6	27
Foreign currency exchange rate contracts – Futures	3,013	2,126
DI - Future - notes 13 and 14	60
Warrants	20	27,908
Total assets	20,981	41,485
Liabilities
Interest rate contracts – Futures	4	105
Interest rate contracts – Swaps	22,294
Foreign currency exchange rate contracts - Non-deliverable forwards (NDF)	5,875	24
Total liabilities	28,173	9,425
Interest rate contracts – Swaps		50
Foreign currency exchange rate contracts - Non-deliverable forwards (NDF)		11,228
Interest rate contracts – Future - portfolio hedge		1
Equity - Total Return Swap (TRS)		9,017
Foreign currency exchange rate contracts – Futures		233
DI - Future - notes 13 and 14		46
Not later than one year [member]
Assets
Equity - Total Return Swap (TRS)	17,882	145
Interest rate contracts – Futures	6	27
Foreign currency exchange rate contracts – Futures	3,013	2,126
DI - Future - notes 13 and 14	60
Warrants	20
Total assets	20,981	13,527
Liabilities
Interest rate contracts – Futures	4	17
Interest rate contracts – Swaps	22,294
Foreign currency exchange rate contracts - Non-deliverable forwards (NDF)	5,875	24
Total liabilities	28,173	9,337
Interest rate contracts – Swaps
Foreign currency exchange rate contracts - Non-deliverable forwards (NDF)		11,228
Interest rate contracts – Future - portfolio hedge		1
Equity - Total Return Swap (TRS)		9,017
Foreign currency exchange rate contracts – Futures		233
DI - Future - notes 13 and 14		46
Later than one year [member]
Assets
Equity - Total Return Swap (TRS)
Interest rate contracts – Futures
Foreign currency exchange rate contracts – Futures
DI - Future - notes 13 and 14
Warrants		27,908
Total assets		27,958
Liabilities
Interest rate contracts – Futures		88
Interest rate contracts – Swaps
Foreign currency exchange rate contracts - Non-deliverable forwards (NDF)
Total liabilities		88
Interest rate contracts – Swaps		50
Foreign currency exchange rate contracts - Non-deliverable forwards (NDF)
Interest rate contracts – Future - portfolio hedge
Equity - Total Return Swap (TRS)
Foreign currency exchange rate contracts – Futures
DI - Future - notes 13 and 14